Columbia Variable Portfolio – Small Company Growth Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 100.5%
Issuer	Shares	Value ($)
Communication Services 3.0%
Diversified Telecommunication Services 1.2%
Cogent Communications Holdings, Inc.	43,254	3,283,844
Entertainment 1.4%
Atlanta Braves Holdings, Inc., Class C(a)	18,709	744,618
IMAX Corp.(a)	93,370	1,915,019
Sphere Entertainment Co.(a)	32,480	1,434,966
Total		4,094,603
Interactive Media & Services 0.4%
ZoomInfo Technologies, Inc.(a)	109,320	1,128,182
Total Communication Services		8,506,629
Consumer Discretionary 12.1%
Broadline Retail 1.0%
Ollie’s Bargain Outlet Holdings, Inc.(a)	28,550	2,775,060
Hotels, Restaurants & Leisure 7.2%
Cava Group, Inc.(a)	14,746	1,826,292
Churchill Downs, Inc.	15,262	2,063,575
Dutch Bros, Inc., Class A(a)	128,692	4,122,005
Kura Sushi USA, Inc., Class A(a)	21,998	1,772,159
Red Rock Resorts, Inc., Class A	29,425	1,601,897
Sweetgreen, Inc., Class A(a)	119,266	4,227,980
Texas Roadhouse, Inc.	25,414	4,488,112
Total		20,102,020
Household Durables 1.9%
Installed Building Products, Inc.	22,057	5,431,977
Specialty Retail 2.0%
Boot Barn Holdings, Inc.(a)	10,409	1,741,218
Valvoline, Inc.(a)	91,092	3,812,200
Total		5,553,418
Total Consumer Discretionary		33,862,475
Consumer Staples 2.4%
Consumer Staples Distribution & Retail 2.4%
Casey’s General Stores, Inc.	6,024	2,263,277
Sprouts Farmers Market, Inc.(a)	42,066	4,644,507
Total		6,907,784
Total Consumer Staples		6,907,784
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.6%
Energy Equipment & Services 1.3%
Tidewater, Inc.(a)	51,574	3,702,498
Oil, Gas & Consumable Fuels 1.3%
Antero Resources Corp.(a)	77,352	2,216,135
Uranium Energy Corp.(a)	205,055	1,273,391
Total		3,489,526
Total Energy		7,192,024
Financials 5.0%
Banks 1.5%
Ameris Bancorp	33,520	2,091,313
Axos Financial, Inc.(a)	14,337	901,510
First Financial Bankshares, Inc.	36,862	1,364,263
Total		4,357,086
Capital Markets 3.1%
Hamilton Lane, Inc., Class A	26,166	4,406,093
Moelis & Co., ADR, Class A	40,599	2,781,437
Perella Weinberg Partners	73,633	1,421,853
Total		8,609,383
Insurance 0.4%
Skyward Specialty Insurance Group, Inc.(a)	29,938	1,219,375
Total Financials		14,185,844
Health Care 25.3%
Biotechnology 9.2%
Biohaven Ltd.(a)	30,086	1,503,398
Blueprint Medicines Corp.(a)	27,360	2,530,800
Crinetics Pharmaceuticals, Inc.(a)	14,893	761,032
Dyne Therapeutics, Inc.(a)	19,964	717,107
Geron Corp.(a)	238,085	1,080,906
Ideaya Biosciences, Inc.(a)	23,782	753,414
Immunome, Inc.(a)	34,866	509,741
Insmed, Inc.(a)	38,471	2,808,383
Iovance Biotherapeutics, Inc.(a)	55,485	521,004
Madrigal Pharmaceuticals, Inc.(a)	3,486	739,799
Mirum Pharmaceuticals, Inc.(a)	17,544	684,216
MoonLake Immunotherapeutics(a)	16,872	850,686

Columbia Variable Portfolio – Small Company Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Natera, Inc.(a)	36,560	4,641,292
Nuvalent, Inc., Class A(a)	6,902	706,075
Perspective Therapeutics, Inc.(a)	69,555	928,559
Revolution Medicines, Inc.(a)	20,171	914,755
SpringWorks Therapeutics, Inc.(a)	37,507	1,201,724
Syndax Pharmaceuticals, Inc.(a)	48,132	926,541
Vaxcyte, Inc.(a)	25,342	2,895,830
Total		25,675,262
Health Care Equipment & Supplies 6.4%
Glaukos Corp.(a)	52,197	6,800,225
ICU Medical, Inc.(a)	40,542	7,387,563
Integer Holdings Corp.(a)	16,560	2,152,800
Lantheus Holdings, Inc.(a)	15,605	1,712,649
Total		18,053,237
Health Care Providers & Services 4.6%
Chemed Corp.	11,525	6,926,180
PACS Group, Inc.(a)	119,568	4,779,133
Surgery Partners, Inc.(a)	40,305	1,299,433
Total		13,004,746
Life Sciences Tools & Services 4.6%
Bio-Techne Corp.	91,220	7,291,215
Caris Life Sciences, Inc.(a),(b),(c),(d)	308,642	1,222,222
DNA Script(a),(b),(c),(d)	1,585	194,783
MaxCyte, Inc.(a)	118,087	459,358
Repligen Corp.(a)	24,536	3,651,448
Total		12,819,026
Pharmaceuticals 0.5%
Axsome Therapeutics, Inc.(a)	16,790	1,508,917
Total Health Care		71,061,188
Industrials 27.0%
Aerospace & Defense 2.8%
Aerovironment, Inc.(a)	11,973	2,400,586
Kratos Defense & Security Solutions, Inc.(a)	237,422	5,531,933
Total		7,932,519
Building Products 4.9%
AAON, Inc.	70,122	7,561,957
AZEK Co., Inc. (The)(a)	129,588	6,064,718
Total		13,626,675
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.4%
VSE Corp.	46,113	3,814,928
Construction & Engineering 2.1%
Construction Partners, Inc., Class A(a)	44,694	3,119,641
Granite Construction, Inc.	35,605	2,822,764
Total		5,942,405
Electrical Equipment 0.9%
Atkore, Inc.	30,573	2,590,756
Ground Transportation 5.1%
RXO, Inc.(a)	121,461	3,400,908
Saia, Inc.(a)	9,248	4,043,780
XPO, Inc.(a)	63,864	6,866,019
Total		14,310,707
Machinery 2.4%
RBC Bearings, Inc.(a)	22,649	6,780,658
Passenger Airlines 0.7%
Sun Country Airlines Holdings, Inc.(a)	169,403	1,899,008
Professional Services 1.0%
Alight, Inc., Class A(a)	389,634	2,883,292
Trading Companies & Distributors 5.7%
FTAI Aviation Ltd.	75,218	9,996,472
SiteOne Landscape Supply, Inc.(a)	39,211	5,917,332
Total		15,913,804
Total Industrials		75,694,752
Information Technology 17.6%
Communications Equipment 1.0%
InterDigital, Inc.	20,344	2,881,321
Electronic Equipment, Instruments & Components 1.6%
908 Devices, Inc.(a)	193,952	673,013
Vontier Corp.	109,552	3,696,285
Total		4,369,298
Semiconductors & Semiconductor Equipment 8.1%
Aehr Test Systems(a)	94,144	1,209,750
Allegro MicroSystems, Inc.(a)	57,556	1,341,055
Astera Labs, Inc.(a)	58,225	3,050,408
Axcelis Technologies, Inc.(a)	37,733	3,956,305
Impinj, Inc.(a)	6,418	1,389,625
Columbia Variable Portfolio – Small Company Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Onto Innovation, Inc.(a)	34,873	7,238,240
Universal Display Corp.	21,208	4,451,559
Total		22,636,942
Software 6.9%
Aspen Technology, Inc.(a)	3,702	884,112
CyberArk Software Ltd.(a)	11,581	3,377,135
Procore Technologies, Inc.(a)	75,884	4,683,560
Q2 Holdings, Inc.(a)	39,114	3,120,124
SPS Commerce, Inc.(a)	9,586	1,861,314
Tenable Holdings, Inc.(a)	77,836	3,153,915
Zeta Global Holdings Corp., Class A(a)	79,576	2,373,752
Total		19,453,912
Total Information Technology		49,341,473
Materials 4.6%
Chemicals 0.3%
Balchem Corp.	4,783	841,808
Construction Materials 1.6%
Knife River Corp.(a)	49,539	4,428,291
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 2.7%
Carpenter Technology Corp.	48,596	7,754,950
Total Materials		13,025,049
Real Estate 0.9%
Real Estate Management & Development 0.9%
Zillow Group, Inc., Class A(a)	39,144	2,424,188
Total Real Estate		2,424,188
Total Common Stocks (Cost $243,925,830)		282,201,406

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(e),(f)	1,725,276	1,725,103
Total Money Market Funds (Cost $1,725,103)		1,725,103
Total Investments in Securities (Cost: $245,650,933)		283,926,509
Other Assets & Liabilities, Net		(3,195,980)
Net Assets		280,730,529
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2024, the total value of these securities amounted to $1,417,005, which represents 0.50% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2024, the total market value of these securities amounted to $1,417,005, which represents 0.50% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	5/11/2021	308,642	2,502,312	1,222,222
DNA Script	10/01/2021	1,585	1,382,080	194,783
			3,884,392	1,417,005

Columbia Variable Portfolio – Small Company Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	2,568,239	143,676,794	(144,519,695)	(235)	1,725,103	860	211,655	1,725,276
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Company Growth Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7025_12_C01_(11/24)